Subsequent Events (Details)						1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 26, 2019	Feb. 15, 2019 USD ($)	Feb. 13, 2019 USD ($) Installment	Jan. 10, 2019 $ / shares shares	May 24, 2017 USD ($) Installment	Mar. 22, 2019 USD ($)	Mar. 22, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Events [Abstract]
Balance outstanding								$ 19,349,000	$ 17,342,000
Loan Agreement dated May 24, 2017 [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment					20
Frequency of periodic payment								Quarterly
Installment payment					$ 200,000
Balloon payment					14,000,000
Maturity date								May 26, 2022
Borrowing capacity					$ 18,000,000
Loan Agreement dated May 24, 2017 [Member] | LIBOR [Member]
Subsequent Events [Abstract]
Margin on variable rate					4.65%
Third Jelco Loan Facility [Member] | Jelco [Member]
Subsequent Events [Abstract]
Balance outstanding								$ 2,000,000
Second Jelco Note [Member] | Jelco [Member]
Subsequent Events [Abstract]
Drawdown request								$ 3,500,000
Second Jelco Note [Member] | LIBOR [Member] | Jelco [Member]
Subsequent Events [Abstract]
Margin on variable rate								5.00%
Subsequent Event [Member]
Subsequent Events [Abstract]
Reverse stock split ratio	0.067
Installment payments deferred							$ 3,311,000
Subsequent Event [Member] | Loan Agreement dated February 13, 2019 [Member] | LIBOR [Member]
Subsequent Events [Abstract]
Margin on variable rate			4.65%
Subsequent Event [Member] | Tranche A [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment			16
Frequency of periodic payment			Quarterly
Installment payment			$ 200,000
Balloon payment			$ 13,190,000
Subsequent Event [Member] | Tranche B [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment			12
Frequency of periodic payment			Quarterly
Installment payment			$ 187,500
Subsequent Event [Member] | Tranche C [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment			12
Frequency of periodic payment			Quarterly
Installment payment			$ 187,500
Subsequent Event [Member] | September 27, 2017 Convertible Note [Member]
Subsequent Events [Abstract]
Maturity date			Dec. 31, 2022
Subsequent Event [Member] | Loan Agreement dated May 24, 2017 [Member]
Subsequent Events [Abstract]
Outstanding balance discharged		$ 16,390,000
Subsequent Event [Member] | Term Loan Facility [Member] | Jelco [Member]
Subsequent Events [Abstract]
Borrowing capacity						$ 7,000,000	$ 7,000,000
Subsequent Event [Member] | Second Jelco Note [Member] | Jelco [Member]
Subsequent Events [Abstract]
Term of additional extension						1 year
Subsequent Event [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares				144,000
Weighted average grant date fair value (in dollars per share) | $ / shares				$ 9.15
Vesting period				2 years
Shares vested (in shares) | shares				48,000
Subsequent Event [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member] | Vesting October 1, 2019 [Member]
Subsequent Events [Abstract]
Shares outstanding (in shares) | shares				48,000
Subsequent Event [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member] | Vesting October 1, 2020 [Member]
Subsequent Events [Abstract]
Shares outstanding (in shares) | shares				48,000
Subsequent Event [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares				66,667
Subsequent Event [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member] | Certain Other Employees [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares				70,666
Subsequent Event [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares				6,667